Earnings per Share ("EPS")	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share ("EPS")
Earnings Per Share ("EPS")
Basic EPS was computed using the weighted-average number of shares of common stock outstanding during the period. Diluted EPS includes the additional dilutive effect of our potentially dilutive securities, which include RSUs, DSUs, PUs, PSUs, stock options and SOSARs. The dilutive effects of our potentially dilutive securities are calculated using the treasury stock method. The following summarizes the effect of dilutive securities on diluted EPS:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions, except per share amounts)
Amounts attributable to Molson Coors Brewing Company:
Net income (loss) from continuing operations	$159.3	$79.2
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) attributable to Molson Coors Brewing Company	$158.8	$81.1
Weighted-average shares for basic EPS	203.6	185.8
Effect of dilutive securities:
RSUs, DSUs, PUs and PSUs	0.8	0.5
Stock options and SOSARs	0.4	0.6
Weighted-average shares for diluted EPS	204.8	186.9
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$0.78	$0.43
From discontinued operations	—	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company per share	$0.78	$0.44
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$0.78	$0.42
From discontinued operations	—	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$0.78	$0.43
Dividends declared and paid per share	$0.41	$0.41

For the three months ended March 31, 2016, and March 31, 2015, no anti-dilutive securities were excluded from the computation of the effect of dilutive securities on diluted EPS.
Class B Common Stock Equity Issuance
On February 3, 2016, we completed an underwritten public offering of our Class B common stock, which increased the number of Class B common shares issued and outstanding by 29.9 million shares. See Note 16, "Pending Acquisition" for further details.
Share Repurchase Program
In February 2015, we announced that our board of directors approved and authorized a new program to repurchase up to $1.0 billion of our Class A and Class B common stock. During the last three quarters of 2015, we purchased approximately 2 million shares of our Class B common stock under three separate share repurchase agreements (“ASRs”) for an aggregate of approximately $150 million. We reflected each ASR as a repurchase of common stock in the period delivered for purposes of calculating earnings per share and as forward contracts indexed to our own common stock. Each ASR met all of the applicable criteria for equity classification, and therefore, was not accounted for as a derivative instrument. As a result of the pending Acquisition, we have suspended the share repurchase program and thus, there have been no common shares repurchased in 2016.